Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets Net
Schedule of Intangible assets, net

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Customer relationships	13,300,000	13,300,000	1,840,627
Software	14,745,632	14,745,632	2,040,692
Non-compete agreement	2,300,000	2,300,000	318,304
Subtotal	30,345,632	30,345,632	4,199,623
Less: accumulated amortization	(14,969,109)	(18,158,314)	(2,512,984)
Intangible assets, net	15,376,524	12,187,318	1,686,639

Schedule of estimated annual amortization expense

Twelve months ending June 30,	Estimated amortization expense	Estimated amortization expense
	RMB	USD
2023	3,118,895	431,633
2024	4,600,734	636,709
2025	4,467,080	618,213
2026	609	84
Thereafter	-	-
Total	12,187,318	1,686,639